Other Assets (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($) cruise_ship	Nov. 30, 2017 USD ($)
Executive Officer
Schedule of Equity Method Investments [Line Items]
Administrative fees | €		€ 4
Grand Bahama Shipyard Ltd.
Schedule of Equity Method Investments [Line Items]
Services provided			$ 62	$ 89	$ 97
Investment equity			15	24
Investment loan			39	40
Equity Method Investments			54	64
White Pass and Yukon Route
Schedule of Equity Method Investments [Line Items]
Investment equity			84	81
Investment loan			18	50
Equity Method Investments			102	131
White Pass and Yukon Route | Carnival Corp & PLC
Schedule of Equity Method Investments [Line Items]
Services provided			22	8
CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 48	$ 49
EA Segment | CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Number of cruise ships | cruise_ship				2
EA Segment | CSSC-Carnival | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Amount sold	$ 251